Business Combinations - Summary of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired Regarding UPS Freight (Details)	12 Months Ended
Dec. 31, 2023
Land and buildings [member] | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Valuation technique	Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.
Land and buildings [member] | Market prices for comparable sites | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Market prices for comparable sites
Land and buildings [member] | Average rebuild cost | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Average rebuild cost
Customer Relationship [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Valuation technique	Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.
Customer Relationship [Member] | Forecasts | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Forecasted revenue attributable to existing customers and relationships
Customer Relationship [Member] | Annual Attrition Rate [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Annual attrition rate
Customer Relationship [Member] | Forecasted Operating Margin [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Forecasted operating margin
Customer Relationship [Member] | FULL Discount Rate Measurement Input [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Discount rate